CAMBIAR OPPORTUNITY FUND

                        CAMBIAR INTERNATIONAL EQUITY FUND
                       Semi-Annual Report October 31, 2002
                         The Advisors' Inner Circle Fund

                                [GRAPHIC OMITTED]
                                CAMBIAR INVESTORS


                                                         MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR FUNDS
                                                                OCTOBER 31, 2002


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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................   1
Statements of Net Assets ..................................................   5
Statements of Operations ..................................................  11
Statements of Changes in Net Assets .......................................  12
Financial Highlights ......................................................  14
Notes to Financial Statements .............................................  16
Shareholder Voting Results ................................................  22
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


THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

October 31, 2002

Dear Shareholders:

The overall stock market fell into a precipitous decline midway through the second quarter of 2002, and continued with even greater force through September. With major indices plunging across all sectors and all geographies, it truly was a period in the market where there was no place to hide. The real force that derailed the great bull market of the 1990's and which has flung our markets and our society into a pronounced period of financial pain, was the lengthy period during which excessive stock valuations were normal and the ills that this ultimately brings on. In the late 1990's, virtually limitless capital was made available for certain industries, subject to the condition that companies in these industries achieved extraordinary rates of top and bottom line growth. Moreover, during the late 1990's, the various market participants began to believe that traditional business cycles were not relevant to certain industries and companies. Ironically, whether or not Worldcom or Enron had fudged their numbers, it is likely that these companies would have gone bankrupt irrespectively given how over-extended they were. The latent discovery of fraud simply altered the timing of this by a year or so.

There are numerous positive factors that should emerge from the current morass. The market will not reward overly-aggressive expansionary plans and will be skeptical of substantial financial leverage. Accounting standards will be more conservative and the misalignment of shareholder and management objectives generated by inflated valuations and excessive stock-option grants will likely dissipate.

All current data indicates the economic cycle bottomed in October 2001. To date, the consumer has been the strength of the U.S. economy. Most attribute this to low interest rates allowing individuals to refinance their homes and thus increasing disposable income which is key to consumer discretionary spending. Unfortunately, the same can't be said for corporate America. Most businesses have drastically cut their capital spending budgets. Part of the reason the economy is where it is today is that businesses overspent in the 1990's fueling an economic expansion. This inflated spending created an overhang of excess capacity for many business segments, thus

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
resulting in little need for supplementary capital spending today. On the brighter side, consumer spending has remained fairly stable, and unemployment claims appear to have hit a plateau some time ago. All this has led to a visible disconnect between consumer America and corporate America, with the consumer still spending and corporations continuing to cut back. Common sense tells us that these two participants can't live in different economies forever. Moreover, stock markets and economies do tend to move in the same direction. In 2002, they clearly have not.

Unfortunately all the longer-range positives are not providing any degree of solace currently, and the broad market has entered into the most punishing decline that Cambiar Investors has ever faced in its operating history. In the near term, financial markets are having a very tough time living with all the uncertainties -- from the ongoing worries about corporate governance, the lack of accounting transparency, the threat of war, shaky world economies, and weak corporate earnings. Markets hate uncertainty. Although there are reasons to believe that corporate earnings will recover appreciably in 2003, and that current stock prices discount a plethora of negatives, until there is demonstrable evidence of real earnings improvement, the market will have trouble sustaining rallies. Above all else, we need some certainty about earnings.

While many investment managers have been forced to re-consider their investment discipline and philosophy during the past 24 months, we have taken considerable comfort in the knowledge that our style and approach have not required much tweaking. Valuations have come down, indiscriminately in some cases, and we have been able to buy some very high quality franchises at multiples which would have been unthinkably low for most of the last decade. While we cannot predict whether this bear market has run its course, we do feel that over the next couple of years, there are many glaring opportunities that the waterfall decline in the market has created. We are certain that our approach will successfully capitalize on many of the opportunities which avail themselves presently.

One successful transaction we would like to mention is the conversion of the Cambiar International Equity Trust to the Cambiar International Equity Fund (CAMIX) on September 9, 2002. We believe this conversion will benefit our current shareholders through the upgrade of daily NAV's and lower minimums as well as help in our ability to market our international product.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
From September 9, 2002 through October 31, 2002, the Cambiar International Equity Fund participated in the market rebound and remains focused on providing our clients the same quality research and investment opportunities worldwide.

Regards,





/s/Brian Barish
Brian Barish, CFA

President, Cambiar Investors LLC


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE FUNDS' PERFORMANCE ASSUMES THE
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT A FUND
 WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT
     TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 4.

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THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

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                        DEFINITION OF COMPARATIVE INDICES
                        ---------------------------------

NASDAQ COMPOSITE INDEX is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.

RUSSELL 1000 VALUE INDEX contains securities in the Russell 1000 Indexes with less-than-average growth orientation. Companies generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                 OCTOBER 31, 2002 (UNAUDITED)

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--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 91.4%
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------  -----------

AEROSPACE & DEFENSE -- 3.0%
   Raytheon ...........................................    27,300   $   805,350
                                                                    -----------
AIRCRAFT -- 2.0%
   Honeywell International ............................    22,200       531,468
                                                                    -----------
BANKING -- 8.3%
   FleetBoston Financial ..............................    35,000       818,650
   ING Groep ADR ......................................    45,000       745,650
   US Bancorp .........................................    30,000       632,700
                                                                    -----------
                                                                      2,197,000
                                                                    -----------
COMPUTER SERVICES -- 4.2%
   Autodesk ...........................................    35,200       411,840
   Unisys* ............................................    80,100       699,273
                                                                    -----------
                                                                      1,111,113
                                                                    -----------
COMPUTER SOFTWARE -- 10.1%
   BMC Software* ......................................   110,000     1,753,400
   Synopsys* ..........................................    24,000       908,400
                                                                    -----------
                                                                      2,661,800
                                                                    -----------
ENTERTAINMENT -- 6.1%
   Carnival ...........................................    25,000       653,000
   Walt Disney ........................................    58,100       970,270
                                                                    -----------
                                                                      1,623,270
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 1.7%
   Sara Lee ...........................................    20,000       456,600
                                                                    -----------
INSURANCE -- 16.5%
   ACE ................................................    27,700       851,775
   Allianz ADR ........................................    30,000       317,400
   Allstate ...........................................    20,500       815,490
   Cigna ..............................................     8,000       289,120
   MBIA ...............................................    18,600       811,890
   Safeco .............................................    12,000       426,720
   Travelers Property Casualty* .......................    65,000       867,750
                                                                    -----------
                                                                      4,380,145
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                 OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------  -----------

MEDICAL PRODUCTS & SERVICES -- 4.3%
   Boston Scientific* ..................................    9,100    $  342,433
   Guidant* ............................................   26,600       786,562
                                                                    -----------
                                                                      1,128,995
                                                                    -----------
PACKAGING -- 1.5%
   Pactiv* .............................................   20,000       396,800
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 8.8%
   ENSCO International .................................   15,100       408,304
   Noble* ..............................................   12,200       394,304
   Schlumberger ........................................   25,000     1,002,750
   Transocean ..........................................   24,000       527,520
                                                                    -----------
                                                                      2,332,878
                                                                    -----------
PETROLEUM REFINING -- 2.9%
   ConocoPhillips ......................................   15,948       773,478
                                                                    -----------
PHARMACEUTICALS -- 10.4%
   Abbott Laboratories .................................   25,900     1,084,433
   GlaxoSmithKline ADR .................................   25,000       942,250
   Roche Holding ADR ...................................   10,300       729,140
                                                                    -----------
                                                                      2,755,823
                                                                    -----------
RETAIL -- 9.2%
   Circuit City Stores .................................   55,000       545,050
   CVS .................................................   40,000     1,109,200
   Ltd Brands ..........................................   15,900       249,153
   Nordstrom ...........................................   27,000       537,840
                                                                    -----------
                                                                      2,441,243
                                                                    -----------
TRANSPORTATION SERVICES -- 2.4%
   Sabre Holdings* .....................................   33,000       632,940
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $27,409,311) ...............................             24,228,903
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                 OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MONEY MARKETS -- 6.6%
--------------------------------------------------------------------------------


                                                          SHARES       VALUE
                                                        ---------   -----------

   Highmark Diversified Money Market .................  1,058,382   $ 1,058,382
   Union Bank of California Money Market .............    695,293       695,293
                                                                    -----------
   TOTAL MONEY MARKETS
      (Cost $1,753,675) ..............................                1,753,675
                                                                    -----------
   TOTAL INVESTMENTS -- 98.0%
      (Cost $29,162,986) (a) .........................               25,982,578
                                                                    -----------
 OTHER ASSET AND LIABILITIES -- 2.0%
   Investment Advisor Fee Payable ....................                   (2,457)
   Administration Fee Payable ........................                  (10,650)
   Other Asset and Liabilities .......................                  532,701
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...........                  519,594
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ...................................               31,910,929
   Undistributed Net Investment Income ...............                      582
   Accumulated Net Realized Loss .....................               (2,228,931)
   Net Unrealized Depreciation .......................               (3,180,408)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $26,502,172
                                                                    ===========
   INSTITUTIONAL CLASS SHARES
      Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ......                2,500,292
   Net Asset Value, Offering and Redemption
      Price Per Share ................................                   $10.60
                                                                         ======

   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
 (A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $29,162,986. AT OCTOBER 31, 2002, NET UNREALIZED DEPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $3,180,408. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $930,956 AND AN AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $4,111,364.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  CAMBIAR INTERNATIONAL
                                                 EQUITY FUND
                                                 OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK - 89.5%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ----------

BRAZIL -- 0.0%
   Telefonica Data Brasil Holding ADR* ..............         392    $    2,267
                                                                     ----------
FRANCE -- 3.3%
   Alstom* ..........................................      84,604       441,538
                                                                     ----------
GERMANY -- 24.7%
   Aareal Bank* .....................................      10,000       129,730
   Allianz ADR ......................................      30,500       322,690
   ATI Technologies ADR* ............................      90,000       577,800
   DePfa Bank .......................................      10,000       462,173
   Gehe .............................................      16,249       621,932
   Hannover Rueckversicherungs* .....................      32,898       748,011
   MAN ..............................................      20,000       238,464
   Nordex* ..........................................      50,000       179,244
                                                                     ----------
                                                                      3,280,044
                                                                     ----------
IRELAND -- 9.7%
   Anglo Irish Bank .................................      51,129       341,773
   Independent News & Media .........................     301,450       417,937
   Iona Technologies ADR* ...........................     112,400       264,140
   Waterford Wedgwood ...............................     565,620       268,864
                                                                     ----------
                                                                      1,292,714
                                                                     ----------
JAPAN -- 4.4%
   Matsushita Electric Industrial ADR ...............      50,000       522,500
   Nikon* ...........................................       8,000        55,898
                                                                     ----------
                                                                        578,398
                                                                     ----------
NETHERLANDS -- 14.2%
   Aegon (NY Shares) ................................      48,012       643,361
   Buhrmann .........................................      60,595       228,627
   ING Groep ADR ....................................      35,000       579,950
   Royal Dutch Petroleum (NY Shares) ................      10,000       427,800
                                                                     ----------
                                                                      1,879,738
                                                                     ----------
PANAMA -- 3.5%
   Banco Latinoamericano de Exportaciones* ..........      11,600        35,612
   Panamerican Beverages ADR ........................      50,000       425,000
                                                                     ----------
                                                                        460,612
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  CAMBIAR INTERNATIONAL
                                                 EQUITY FUND
                                                 OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ----------

SPAIN -- 3.7%
   Repsol ADR ........................................     45,000   $   497,700
                                                                    -----------
SWITZERLAND -- 7.0%
   Converium Holding* ................................     13,000       524,861
   Swatch Group ......................................      5,000       408,143
                                                                    -----------
                                                                        933,004
                                                                    -----------
UNITED KINGDOM -- 19.0%
   BP ADR ............................................     10,000       384,500
   Carlton Communications* ...........................    153,730       300,638
   Friends Provident .................................    116,500       237,855
   GlaxoSmithKline ADR ...............................     16,000       603,040
   Invensys ..........................................    303,832       304,221
   Pearson ...........................................     43,000       458,805
   Smiths Group ......................................     20,000       229,512
                                                                    -----------
                                                                      2,518,571
                                                                    -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $15,726,335) .............................               11,884,586
                                                                    -----------
--------------------------------------------------------------------------------
 COMMON STOCK -- 4.5%
--------------------------------------------------------------------------------
OIL & GAS -- 4.5%
   Schlumberger ......................................     15,000       601,650
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $688,090) ................................                  601,650
                                                                    -----------
--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK -- 5.2%
--------------------------------------------------------------------------------
GERMANY -- 5.2%
   Volkswagen ........................................     25,000       687,020
                                                                    -----------
   TOTAL FOREIGN PREFERRED STOCK
      (Cost $681,167) ................................                  687,020
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  CAMBIAR INTERNATIONAL
                                                 EQUITY FUND
                                                 OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MONEY MARKET -- 0.5%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ----------

   Union Bank of California Money Market .............     66,602   $    66,602
                                                                    -----------
   TOTAL MONEY MARKET
      (Cost $66,602) .................................                   66,602
                                                                    -----------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $17,162,194) (a) .........................               13,239,858
                                                                    -----------
 OTHER ASSET AND LIABILITIES -- 0.3%
   Receivable from Investment Advisor ................                   10,030
   Administration Fee Payable ........................                  (10,617)
   Other Asset and Liabilities .......................                   45,203
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...........                   44,616
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSISTS OF:
--------------------------------------------------------------------------------
   Paid in Capital ...................................               17,644,753
   Accumulated Net Investment Loss ...................                   (4,055)
   Accumulated Net Realized Loss on Investments ......                 (443,970)
   Accumulated Net Realized Gain on
       Foreign Currency Transactions .................                    8,822
   Net Unrealized Depreciation on Investments ........               (3,922,336)
   Net Unrealized Appreciation on Forward
      Foreign Currency Contracts,
      Foreign Currencies and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies ..                    1,260
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $13,284,474
                                                                    ===========
   INSTITUTIONAL CLASS SHARES
      Outstanding Shares of Beneficial Interest
      (unlimited authorization-- no par value) .......                1,001,338
   Net Asset Value, Offering and Redemption Price Per Share              $13.27
                                                                         ======
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
 (A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $17,162,194. AT OCTOBER 31, 2002, NET UNREALIZED DEPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $3,922,336. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $356,321 AND AN AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $4,278,657.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  CAMBIAR FUNDS
                                                 FOR THE SIX MONTHS ENDED
                                                 OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  INTERNATIONAL
                                                     OPPORTUNITY     EQUITY
                                                        FUND          FUND*
                                                     -----------  -------------
INVESTMENT INCOME
Dividends .........................................  $   250,432   $    33,683
Interest ..........................................        3,430           755
Less: Foreign Taxes Withheld ......................       (3,674)       (5,296)
                                                     -----------   -----------
   TOTAL INCOME ...................................      250,188        29,142
                                                     -----------   -----------
EXPENSES
Investment Advisory Fees ..........................      154,802        18,971
Administration Fees ...............................       56,541        18,151
Shareholder Servicing Fees ........................       31,238            --
Transfer Agency Fees ..............................       18,132         3,555
Legal Fees ........................................       12,597         3,630
Printing Fees .....................................       11,123         2,178
Registration Fees .................................        9,616         6,323
Audit Fees ........................................        7,044         3,171
Call Center Fees ..................................        3,451            --
Custodian Fees ....................................        2,882         6,389
Directors' Fees ...................................        1,862           871
Organization Costs ................................           --         2,069
Other Expenses ....................................        1,889         1,255
                                                     -----------   -----------
   TOTAL EXPENSES .................................      311,177        66,563
Less:
   Investment Advisory Fees Waiver ................     (109,815)      (18,971)
   Other Expenses Reimbursed by
   Investment Adviser .............................           --       (14,395)
                                                     -----------   -----------
   NET EXPENSES BEFORE EXPENSE OFFSET .............      201,362        33,197
                                                     -----------   -----------
Expense Offset-- Note A ...........................         (121)           --
   NET EXPENSES AFTER EXPENSE OFFSET ..............      201,241        33,197
                                                     -----------   -----------
NET INVESTMENT INCOME (LOSS) ......................       48,947        (4,055)
                                                     -----------   -----------
NET REALIZED LOSS FROM
 SECURITY TRANSACTIONS ............................   (1,348,288)     (443,970)
NET REALIZED GAIN ON
 FOREIGN CURRENCY TRANSACTIONS ....................           --         8,822
NET CHANGE IN UNREALIZED DEPRECIATION
   ON INVESTMENTS .................................   (5,096,635)   (3,922,336)
NET CHANGE IN UNREALIZED
    APPRECIATION ON FORWARD FOREIGN
   CURRENCY CONTRACTS,  FOREIGN CURRENCIES,
    AND TRANSLATION OF
   OTHER ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES .............           --         1,260
                                                     -----------   -----------
NET LOSS ON INVESTMENTS ...........................   (6,444,923)   (4,356,224)
                                                     -----------   -----------
NET DECREASE IN NET ASSETS
 FROM OPERATIONS ..................................  $(6,395,976)  $(4,360,279)
                                                     ===========   ===========
* COMMENCED OPERATIONS ON SEPTEMBER 9, 2002.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             CAMBIAR OPPORTUNITY
                                                            FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        SIX MONTHS       YEAR
                                                          ENDED          ENDED
                                                      OCTOBER 31, 2002 APRIL 30,
                                                       (UNAUDITED)       2002
                                                       -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income .............................    $    48,947  $    11,206
   Net Realized Loss .................................     (1,348,288)    (879,226)
   Net Change in Unrealized
      Appreciation (Depreciation) ....................     (5,096,635)   1,144,796
                                                          -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................     (6,395,976)     276,776
                                                          -----------  -----------
DISTRIBUTIONS:
   Net Investment Income .............................        (48,365)     (12,417)
   Net Realized Gain .................................             --       (1,552)
                                                          -----------  -----------
       TOTAL DISTRIBUTIONS ...........................        (48,365)     (13,969)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................     11,501,573   34,812,776
   In Lieu of Cash Distributions .....................         48,167       13,929
   Redeemed ..........................................    (17,230,411)  (2,473,527)
                                                          -----------  -----------
   NET INCREASE (DECREASE) FROM
      CAPITAL SHARE TRANSACTIONS .....................     (5,680,671)  32,353,178
                                                          -----------  -----------
       TOTAL INCREASE (DECREASE) .....................    (12,125,012)  32,615,985
NET ASSETS:
   Beginning of Period ...............................     38,627,184    6,011,199
                                                          -----------  -----------
   End of Period .....................................    $26,502,172  $38,627,184
                                                          ===========  ===========
SHARES ISSUED AND REDEEMED:
   Shares Issued .....................................        967,660    2,751,123
   In Lieu of Cash Distributions .....................          4,225        1,101
   Shares Redeemed ...................................     (1,480,630)    (195,551)
                                                          -----------  -----------
   NET INCREASE (DECREASE) IN
      SHARES OUTSTANDING .............................       (508,745)   2,556,673
                                                          ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR INTERNATIONAL
                                                          EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   SEPTEMBER 9,
                                                                    2002* TO
                                                                   OCTOBER 31,
                                                                      2002
                                                                   (UNAUDITED)
                                                                   ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Loss .........................................   $    (4,055)
   Net Realized Loss on Investments ............................      (443,970)
   Net Realized Gain on Foreign Currency Transactions ..........         8,822
   Net Change in Unrealized Depreciation on Investments ........    (3,922,336)
   Net Change in Unrealized Appreciation
      on Forward Foreign Currency Contracts,
     Foreign Currencies, and Translation of
      Other Assets and Liabilities
     Denominated in Foreign Currencies .........................         1,260
                                                                   -----------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................................    (4,360,279)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................    17,946,910
   Redeemed ....................................................      (302,157)
                                                                   -----------
   NET INCREASE FROM CAPITAL SHARE
      TRANSACTIONS .............................................    17,644,753
                                                                   -----------
     TOTAL INCREASE ............................................    13,284,474
NET ASSETS:
   Beginning of Period .........................................            --
                                                                   -----------
   End of Period ...............................................   $13,284,474
                                                                   ===========
SHARES ISSUED AND REDEEMED:
   Shares Issued ...............................................     1,024,779
   Shares Redeemed .............................................       (23,441)
                                                                   -----------
   NET INCREASE IN SHARES OUTSTANDING ..........................     1,001,338
                                                                   ===========

* COMMENCEMENT OF OPERATIONS
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY
                                                       FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               SIX MONTHS
                                  ENDED                                      JUNE 30,
                               OCTOBER 31,       YEAR ENDED APRIL 30,        1998* TO
                                  2002                                       APRIL 30,
                               (UNAUDITED)     2002       2001      2000       1999
                               -----------    -------   -------    -------   ---------
Net Asset Value, Beginning of
   Period ......................   $ 12.84    $ 13.29    $14.13     $12.29     $10.00
Income from Investment Operations:
Net Investment Income ..........      0.03       0.01      0.11         --       0.04
Net Realized and Unrealized
   Gain (Loss) .................     (2.25)     (0.45)++   1.93       2.78       2.29
                                   -------    -------    ------     ------     ------
Total from Investment
   Operations ..................     (2.22)     (0.44)     2.04       2.78       2.33
                                   -------    -------    ------     ------     ------
Distributions:
Net Investment Income ..........     (0.02)     (0.01)    (0.17)     (0.07)     (0.04)
Net Realized Gain ..............        --         --     (2.71)     (0.87)        --
                                   -------    -------    ------     ------     ------
Total Distributions ............     (0.02)     (0.01)    (2.88)     (0.94)     (0.04)
                                   -------    -------    ------     ------     ------
Net Asset Value,
    End of Period ..............   $ 10.60    $ 12.84    $13.29     $14.13     $12.29
                                   =======    =======    ======     ======     ======
TOTAL RETURN+ ..................    (17.32)%*** (3.32)%   15.63%     23.26%     23.44%***
                                   =======    =======    ======     ======     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................   $26,502    $38,627    $6,011     $4,075     $2,389
Ratio of Expenses to
   Average Net Assets @ ........      1.30%**    1.30%     1.30%      1.31%      1.31%**
Ratio of Net Investment Income to
   Average Net Assets @@ .......      0.32%**    0.06%     0.49%      0.01%      0.42%**
Portfolio Turnover Rate ........        77%        47%       96%        95%        78%


  *  COMMENCEMENT OF OPERATIONS
 **  ANNUALIZED
***  NOT ANNUALIZED
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
 ++ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD, BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
  @ FOR THE SIX MONTHS ENDED, OCTOBER 31, 2002, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WITHOUT WAIVERS WOULD HAVE BEEN 2.01%.
 @@ FOR THE SIX MONTHS ENDED, OCTOBER 31, 2002, THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WITHOUT WAIVERS WOULD HAVE BEEN (0.39)%.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 SEPTEMBER 9,
                                                                   2002* TO
                                                                  OCTOBER 31,
                                                                     2002
                                                                  (UNAUDITED)
                                                                 ------------
Net Asset Value, Beginning of Period ...........................   $ 14.55
Income (Loss) from Investment Operations:
Net Investment Loss ............................................        --
Net Realized and Unrealized Loss ...............................     (1.28)
                                                                   -------
Total from Investment Operations ...............................     (1.28)
                                                                   -------
Net Asset Value, End of Period .................................   $ 13.27
                                                                   =======
TOTAL RETURN+ ..................................................     (8.80)%***
                                                                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........................   $13,284
Ratio of Expenses to
   Average Net Assets ..........................................      1.75%**
Ratio of Expenses to Average Net Assets
    (Excluding Waivers) ........................................      3.52%**
Ratio of Net Investment Loss to Average Net Assets .............     (0.21)%**
Ratio of Net Investment Loss to Average Net
    Assets (Excluding Waivers) .................................     (1.98)%**
Portfolio Turnover Rate ........................................        11%


  *  COMMENCEMENT OF OPERATIONS
 **  ANNUALIZED
***  NOT ANNUALIZED
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN  EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund and Cambiar International Equity Fund (the "Funds"). The financial statements of the remaining AIC Funds are presented separately. The assets of each AIC Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

     On June 7, 2002, the shareholders of the UAM Cambiar Opportunity Portfolio (the "UAM Portfolio"), each a series of the UAM Funds Trust (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Cambiar Opportunity Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

     On September 9, 2002, shareholders of the Cambiar International Equity Trust, a Delaware business trust, received shares of the Cambiar International Equity Fund, an open-end management investment company, in a tax free exchange for their shares of the Cambiar International Equity Trust.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------


     2. FEDERAL INCOME TAXES: It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains and losses on investments.

     The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     As of April 30, 2002, for Federal income tax purposes, the Cambiar Opportunity Fund had capital loss carryforwards due to expire on April 30, 2010 in the amount of $34,801.

     3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. FOREIGN CURRENCY TRANSLATION: The books and records of the Cambiar International Equity Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Cambiar International Equity Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Cambiar International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Cambiar International Equity Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Cambiar International Equity Fund as unrealized gain or loss. The Cambiar International Equity Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     6. DISTRIBUTIONS TO SHAREHOLDERS: The Cambiar Opportunity Fund will distribute substantially all of its net investment income quarterly and the Cambiar International Equity Fund will distribute all of its net investment income annually. Each Fund will distribute any realized net capital gains, at least annually. All distributions are recorded on ex-dividend date.

     7. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. Custodian fees for the Cambiar Opportunity Fund are shown gross of expense offsets for custodian balance credits. The UAM Funds' custodian agreement with J.P. Morgan Chase & Co. was terminated on June 24, 2002 due to the

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

     Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.


          At October 31, 2002 the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

         Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign
     securities   markets  and  the   possibility   of   political  or  economic
     instability.

          8. IMPLEMENTATION OF NEW ACCOUNT STANDARDS: The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audit of Investment Companies" (the "Guide") as required on May 1, 2002. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Cambiar Investors, LLC (the "Adviser"), provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser, formerly known as Cambiar Investors, Inc. (the "Former Adviser"), was purchased by Cambiar LLLP as of July 31, 2001. Cambiar LLLP is controlled by seven partners of Cambiar LLLP who were formerly senior officers of the Former Adviser. Despite this transaction, there are no changes in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the Funds and the Adviser continues the relationship of the Former Adviser. The Former Adviser was an affiliate of Old Mutual (US) Holdings Inc. The Adviser and Former Adviser voluntarily agreed to waive a portion of their advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity and the Cambiar International Equity Funds' total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.30% and 1.75% of average daily net assets, respectively.

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services), a wholly-owned subsidiary of SEI Investments Company (the "Administrator" or "SEI") are

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Fund's average daily net assets.

     Prior to June 24, 2002, the UAM Funds and SEI were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of each fund and an annual base fee of $54,500.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Fund Distributor, Inc. received no fees for its distribution services under the agreement. Effective June 24, 2002, due to the Reorganization, the agreement between UAM Funds and Funds Distributor was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Trust.

     F. TRANSFER AGENT: DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

     G. PURCHASES AND SALES: For the period ended October 31, 2002, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                  PURCHASES           SALES
                                                -----------       -----------
     Cambiar Opportunity Fund ................  $23,246,283       $30,007,968
     Cambiar International Equity Fund .......    1,530,654         1,418,265

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

     H. LINE OF CREDIT: The Cambiar Opportunity Fund, along with certain other portfolios of the UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. The Cambiar Opportunity Fund had no borrowings under the agreement during the period May 1, 2002 through June 23, 2002. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     I. TRANSACTIONS WITH AFFILIATES: Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, formerly UAM Shareholder Service Center ("PBHGSSC") whereby PBHGSSC began providing Shareholder services to the UAMFunds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended October 31, 2002, the Cambiar Opportunity Fund paid PBHGSSC $3,451. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     The Funds have entered into an agreement, effective June 24, 2002, with the Distributor to act as an agent in placing repurchase agreements for the Funds. The Distributor received no fees for the period ended October 31, 2002.

     J. OTHER: At October 31, 2002, 60% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund and 30% of total shares outstanding were held by two record shareholders in the Cambiar International Equity Fund, owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR FUND
                                                         OCTOBER 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER MEETINGS

A special meeting of the shareholders of the UAM Funds Cambiar Opportunity Portfolio (the "UAM Portfolio") was held on June 7, 2002 to vote on the following matter:

PROPOSAL

To approve (i) the transfer of all of the assets and all of the liabilities of the UAM Portfolio to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of the such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAM Funds Trust and the AIC Trust; and (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAM Portfolio.

                                               % OF                 % OF
                            SHARES            SHARES               SHARES
                            VOTED              VOTED             OUTSTANDING
                           ---------          ------             -----------
FOR ....................   1,576,429          97.52%                54.06%
AGAINST ................      18,057           1.11%                 0.61%
ABSTAIN ................      22,288           1.37%                 0.76%

                                      NOTES

                                      NOTES

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                                       CAMBIAR
                                                                      FUNDS

--------------------------------------------------------------------------------

                                      TRUST
                         The Advisors' Inner Circle Fund

                                THE CAMBIAR FUNDS
                            Cambiar Opportunity Fund
                        Cambiar International Equity Fund
                                 P.O. Box 219009
                              Kansas City, MO 64121
                           (toll free) 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


CMB-SA-001-0100